UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: June 30, 2019

Date of reporting period: December 31, 2018

Item 1.	Reports to Stockholders.

December 31, 2018

SEMI-ANNUAL REPORT

New Covenant Funds

New Covenant Growth Fund
New Covenant Income Fund
New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-835-4531. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

NewCovenantFunds.com

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Growth Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Argentina — 0.3%
MercadoLibre Inc *	3,500	$1,025

Canada — 1.0%
Canadian Natural Resources	110,693	2,671
Magna International Inc	31,633	1,438

		4,109

China — 0.4%
Tencent Holdings Ltd ADR	43,204	1,705

Ireland — 0.9%
Accenture PLC, CIA	11,297	1,593
Ingersoll-Rand PLC	7,857	717
Jazz Pharmaceuticals PLC *	1,851	229
Medtronic PLC	12,549	1,142

		3,681

Netherlands — 0.6%
Royal Dutch Shell ADR, CI A	43,244	2,520

Switzerland — 0.1%
Novartis ADR	3,758	322

United Kingdom — 0.8%
Aon PLC	2,642	384
BP PLC ADR	70,765	2,683

		3,067

United States — 90.7%

Communication Services — 7.3%
Activision Blizzard Inc	16,821	783
Alphabet, CI A *	5,295	5,533
Alphabet Inc, CI C *	2,147	2,223
AT&T Inc	133,201	3,802
Charter Communications Inc, CI A *	903	257
Cinemark Holdings Inc	5,983	214
Comcast Corp, CI A	54,335	1,850
Electronic Arts Inc *	14,645	1,156
Facebook Inc, CI A *	38,081	4,992

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Interpublic Group of Cos Inc	8,487	$175
John Wiley & Sons, CI A	3,657	172
Liberty Media -Liberty Formula One, CI C *	7,143	219
Omnicom Group	32,269	2,363
Sprint Corp *	31,627	184
T-Mobile US Inc *	3,257	207
Twitter Inc *	6,144	177
Verizon Communications Inc	36,358	2,044
Viacom Inc, CI B	7,351	189
Walt Disney	16,123	1,768
Zayo Group Holdings Inc *	6,376	146
Zillow Group Inc, CI C *	5,633	178

		28,632

Consumer Discretionary — 11.8%
Amazon.com Inc *	6,645	9,981
Best Buy Inc	3,307	175
Booking Holdings Inc *	1,294	2,229
BorgWarner Inc	4,528	157
Carnival Corp	11,633	574
Chipotle Mexican Grill Inc, CI A *	450	194
Delphi Automotive *	3,490	215
Dollar General Corp	27,284	2,949
Dollar Tree Inc *	2,077	188
Domino’s Pizza Inc	1,958	486
DR Horton Inc	33,076	1,146
Dunkin’ Brands Group Inc	4,863	312
eBay Inc *	22,867	642
Floor & Decor Holdings Inc, CI A *	4,282	111
Ford Motor Co	17,445	133
Gap Inc	8,437	217
Garrett Motion Inc *	269	3
General Motors Co	81,019	2,710
Goodyear Tire & Rubber Co	10,034	205
Hanesbrands Inc	15,992	200
Hasbro Inc	2,632	214
Hilton Worldwide Holdings	9,514	683
Home Depot Inc	11,084	1,904
Hyatt Hotels Corp, CI A	2,635	178
Kohl’s Corp	3,278	217
L Brands Inc	5,950	153
Lear Corp	3,009	370
Lowe’s Inc	36,087	3,333
Macy’s Inc	6,143	183
Marriott International, CIA	5,030	546
McDonald’s Corp	4,567	811
Mohawk Industries Inc *	8,137	952
Netflix Inc *	8,949	2,395
Newell Brands Inc	9,871	184
NIKE Inc, CI B	20,358	1,509
Nordstrom Inc	3,866	180
Norwegian Cruise Line Holdings *	19,050	808
PulteGroup Inc	26,308	684

Footnote New Covenant Funds / Semi-Annual Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PVH Corp	1,776	$165
Qurate Retail Inc *	9,266	181
Ross Stores Inc	24,883	2,070
Royal Caribbean Cruises Ltd	4,804	470
Starbucks Corp	18,251	1,175
Target Corp	5,064	335
Tesla Inc *	2,635	877
TJX Inc	10,174	455
Tupperware Brands Corp	24,087	760
Ulta Beauty Inc *	2,470	605
VF Corp	4,023	287
Visteon Corp *	2,090	126
Wendy’s Co	14,280	223
Williams-Sonoma Inc	3,319	167
Wyndham Destinations Inc	7,174	257
Wyndham Hotels & Resorts Inc	3,409	155

		46,439

Consumer Staples — 6.9%
Bunge Ltd	4,239	227
Campbell Soup Co	15,327	506
Church & Dwight Co Inc	3,000	197
Clorox Co	6,301	971
Coca-Cola Co	51,782	2,452
Colgate-Palmolive Co	14,526	865
Conagra Brands Inc	62,925	1,344
Costco Wholesale Corp	1,787	364
Estee Lauder, CI A	1,768	230
General Mills Inc	15,944	621
Hershey Co	2,295	246
Ingredion Inc	5,421	495
JM Smucker Co	27,867	2,605
Kellogg Co	10,224	583
Keurig Dr Pepper Inc	43,947	1,127
Kimberly-Clark Corp	10,887	1,240
Kroger Co	95,373	2,623
McCormick & Co	6,613	921
Mondelez International Inc, CI A	11,943	478
Monster Beverage Corp *	20,288	999
PepsiCo Inc	20,565	2,272
Procter & Gamble	33,304	3,061
Sysco Corp	8,925	559
Tyson Foods Inc, CI A	12,758	681
Walgreens Boots Alliance Inc	4,058	277
Walmart	10,031	934

		26,878

Energy — 5.0%
Anadarko Petroleum Corp	6,433	282
Apache Corp	4,822	127
Apergy Corp *	5,586	151
Baker Hughes a GE Co, CI A	7,765	167
Cheniere Energy Inc *	3,759	223

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chevron Corp	29,529	$3,212
ConocoPhillips	29,849	1,861
Devon Energy Corp	59,400	1,339
Diamondback Energy Inc	1,805	167
EOG Resources Inc	2,452	214
Equities Corp	2,732	52
Equitrans Midstream Corp *	2,185	44
Exxon Mobil Corp	30,329	2,068
Halliburton Co	27,115	721
Helmerich & Payne	17,014	816
Hess Corp	8,058	326
HollyFrontier Corp	3,119	159
Kinder Morgan Inc	49,863	767
Kosmos Energy Ltd *	28,750	117
Marathon Oil Corp	10,930	157
Marathon Petroleum Corp	7,000	413
Newfield Exploration Co *	12,145	178
Noble Energy Inc	6,179	116
Occidental Petroleum Corp	43,318	2,659
Oceaneering International Inc *	30,903	374
ONEOK Inc	3,505	189
Pioneer Natural Resources Co	1,910	251
Schlumberger Ltd	65,863	2,376
Weatherford International *	53,775	30

		19,556

Financials — 13.1%
Aflac Inc	66,350	3,023
Allstate Corp	3,458	286
American Express	2,173	207
Arthur J Gallagher & Co	4,912	362
AXA Equitable Holdings Inc	28,380	472
Banco Santander ADR	219,243	982
Bank of America Corp	166,804	4,110
Bank of New York Mellon Corp	12,656	596
Bank OZK	5,311	121
Berkshire Hathaway Inc, CI B *	26,205	5,351
Blackstone Group (A)	57,555	1,716
BNP Paribas ADR	34,487	777
Brighthouse Financial Inc *	3,743	114
Citigroup Inc	87,428	4,552
CME Group Inc, CI A	3,954	744
CNA Financial Corp	6,454	285
Cullen/Frost Bankers Inc	5,588	491
E*TRADE Financial Corp	12,819	563
First Republic Bank	7,339	638
Goldman Sachs Group Inc	6,010	1,004
Hartford Financial Services Group	4,042	180
Invesco Ltd	50,690	849
JPMorgan Chase & Co	54,977	5,367
KeyCorp	12,904	191
KKR & Co Inc	122,672	2,408
Marsh & McLennan	34,714	2,768

2	Footnote New Covenant Funds / Semi-Annual Report / December 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MetLife Inc	7,446	$306
Moody’s Corp	1,518	213
Morgan Stanley	9,202	365
Morningstar Inc	1,607	177
MSCI Inc, CI A	1,897	280
Northern Trust Corp	9,569	800
OneMain Holdings Inc, CI A *	22,691	551
Pinnacle Financial Partners	3,213	148
Principal Financial Group	12,977	573
Prudential Financial Inc	12,809	1,045
Regions Financial Corp	21,266	285
S&P Global Inc	11,567	1,966
Santander Consumer USA Holdings	47,064	828
SLM Corp *	65,264	542
State Street	40,190	2,535
SVB Financial Group *	836	159
Synchrony Financial	8,168	192
T Rowe Price Group Inc	2,711	250
US Bancorp	4,373	200
Voya Financial Inc	4,001	161
Wells Fargo	30,925	1,425
Willis Towers Watson PLC	1,386	210

		51,368

Health Care — 15.6%
Abbott Laboratories	63,506	4,593
AbbVie Inc	14,060	1,296
ABIOMED INC *	481	156
Agilent Technologies Inc	9,105	614
Align Technology Inc *	2,118	444
Allergan PLC	3,457	462
Alnylam Pharmaceuticals Inc *	1,692	123
AmerisourceBergen Corp, CI A	29,431	2,190
Amgen Inc	23,384	4,552
Anthem Inc	1,320	347
Baxter International Inc	12,373	814
Becton Dickinson and Co	10,408	2,345
Biogen Inc *	2,651	798
BioMarin Pharmaceutical Biogen Inc *	4,682	399
Boston Scientific Corp *	60,424	2,135
Bristol-Myers Squibb Co	17,401	905
Celgene Corp *	14,406	923
Centene Corp *	3,861	445
Cigna Corp	3,880	737
CVS Health Corp	72,917	4,778
DENTSPLY SIRONA Inc	3,113	116
Edwards Lifesciences Corp *	3,775	578
Eli Lilly & Co	5,249	607
Exelixis Inc *	10,371	204
Gilead Sciences Inc	15,033	940
HCA Healthcare Inc	3,868	481
Horizon Pharma PLC *	32,645	638
Humana Inc	1,424	408

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Illumina Inc *	4,741	$1,422
Intuitive Surgical Inc *	1,001	479
IQVIA Holdings Inc *	2,453	285
Johnson & Johnson	39,209	5,060
McKesson Corp	1,329	147
Merck & Co. Inc	61,957	4,734
Mettler-Toledo International *	562	318
Mylan *	20,849	571
Neurocrine Biosciences Inc *	2,042	146
Pfizer Inc	56,844	2,481
Portola Pharmaceuticals Inc *	16,739	327
Quest Diagnostics Inc	1,980	165
Regeneron Pharmaceuticals *	1,105	413
ResMed Inc	2,930	334
Sarepta Therapeutics Inc *	1,410	154
TESARO Inc *	1,475	110
Thermo Fisher Scientific Inc	2,235	500
UnitedHealth Group Inc	32,913	8,199
Varian Medical Systems Inc *	2,214	251
Vertex Pharmaceuticals Inc *	4,167	691
Zimmer Biomet Holdings Inc	4,581	475
Zoetis Inc, CI A	7,745	663

		60,953

Industrials — 7.8%
3M	13,677	2,606
AECOM *	11,527	305
AerCap Holdings *	17,598	697
American Airlines Group Inc	50,960	1,636
Arconic Inc	7,379	124
Arcosa Inc	7,000	194
Clean Harbors Inc *	3,191	157
CoStar Group Inc *	2,186	737
CSX Corp	4,792	298
Cummins Inc	3,879	518
Deere & Co	4,735	706
Delta Air Lines Inc	35,736	1,783
Dun & Bradstreet Corp	1,961	280
Eaton Corp PLC	15,574	1,069
Equifax Inc	2,994	279
FedEx Corp	3,607	582
Fluor Corp	4,373	141
General Electric Co	86,732	657
HEICO Corp	4,351	337
Hexcel Corp	4,105	235
Honeywell International Inc	2,692	356
Illinois Tool Works	22,410	2,839
Johnson Controls International	27,020	801
Landstar System Inc	2,284	219
Macquarie Infrastructure Corp	6,245	228
ManpowerGroup Inc	6,267	406
Nielsen Holdings PLC	13,602	317
Norfolk Southern Corp	1,232	184

Footnote New Covenant Funds / Semi-Annual Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oshkosh Corp	2,762	$169
Owens Corning	4,958	218
Resideo Technologies Inc *	448	9
Rockwell Automation Inc	2,729	411
Roper Technologies Inc	2,056	548
Southwest Airlines Co	5,376	250
Spirit AeroSystems Holdings, CI A	8,213	592
Stanley Black & Decker Inc	1,349	162
Teledyne Technologies Inc *	1,544	320
TransDigm Group Inc *	1,732	589
TransUnion	3,412	194
Trinity Industries Inc	11,382	234
Union Pacific Corp	14,289	1,975
United Continental Holdings *	2,850	239
United Parcel Service, CI B	6,206	605
United Rentals Inc *	1,692	173
United Technologies Corp	7,686	818
Univar Inc *	10,632	189
Waste Management Inc	6,467	576
WESCO International Inc *	3,527	169
WW Grainger Inc	9,268	2,617
Xylem Inc	12,862	858

		30,606

Information Technology — 16.9%
Adobe Inc *	12,242	2,770
Advanced Micro Devices *	9,113	168
Alliance Data Systems Corp	986	148
Amdocs Ltd	6,683	391
Analog Devices Inc	7,415	636
Apple Inc	41,271	6,510
ARRIS International PLC *	8,086	247
ASML Holding, CI G	8,449	1,315
Autodesk Inc *	10,760	1,384
Automatic Data Processing	21,843	2,864
Broadcom Inc	3,838	976
Cisco Systems Inc	80,256	3,477
Cognizant Technology Solutions, CI A	8,315	528
CommScope Holding Co Inc *	7,086	116
Dell Technologies, CI C *	4,109	201
DXC Technology Co	5,395	287
First Data Corp, CI A *	68,256	1,154
IAC *	1,818	333
Intel Corp	39,676	1,862
International Business Machines Corp	11,979	1,362
Intuit Inc	8,335	1,641
IPG Photonics Corp *	4,973	563
Keysight Technologies *	11,496	714
Lam Research Corp	3,010	410
Mastercard Inc, CIA	15,578	2,939
Microchip Technology Inc	25,098	1,805
Micron Technology Inc *	69,896	2,218
Microsoft Corp	109,016	11,073

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
National Instruments Corp	6,033	$274
NetApp Inc	2,936	175
NVIDIA Corp	10,999	1,468
NXP Semiconductors	5,423	397
ON Semiconductor Corp *	18,593	307
Oracle Corp	27,586	1,246
PayPal Holdings Inc *	18,658	1,569
QUALCOMM Inc	11,619	661
salesforce.com *	21,296	2,917
ServiceNow Inc *	2,548	454
Square Inc, CI A *	2,948	165
Symantec	21,984	415
Teradata Corp *	6,164	236
Texas Instruments Inc	10,829	1,023
Visa Inc, CI A	44,331	5,849
Western Digital Corp	2,423	90
Workday Inc, CI A *	3,942	629
Xerox Corp	8,750	173

		66,140

Materials — 2.7%
Air Products & Chemicals Inc	4,688	750
Albemarle Corp	1,720	133
Alcoa Corp *	5,657	150
AptarGroup Inc	1,944	183
Avery Dennison Corp	2,597	233
Axalta Coating Systems Ltd *	7,963	186
Ball Corp	18,690	859
Cabot Corp	5,731	246
Crown Holdings Inc *	15,718	653
DowDuPont Inc	25,355	1,356
Eastman Chemical Co	11,106	812
Ecolab Inc	3,922	578
FMC Corp	2,400	178
Freeport-McMoRan Inc	11,218	116
International Flavors & Fragrances	2,307	310
Linde PLC	8,725	1,361
Newmont Mining Corp	9,037	313
PPG Industries Inc	1,829	187
Sherwin-Williams	2,680	1,054
Sonoco Products Co	7,897	420
Vulcan Materials Co	4,097	405

		10,483

Real Estate — 1.8%
AvalonBay Communities Inc ‡	3,261	568
Boston Properties Inc ‡	1,468	165
Brandywine Realty Trust ‡	14,492	187
CBRE Group , CI A *	6,418	257
Corporate Office Properties Trust ‡	30,789	647
Equinix Inc ‡	963	340
Host Hotels & Resorts Inc ‡	26,433	441
Iron Mountain Inc	5,996	194

4	Footnote New Covenant Funds / Semi-Annual Report / December 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jones Lang LaSalle Inc	1,910	$242
Kilroy Realty Corp	4,516	284
Prologis Inc ‡	21,281	1,250
Regency Centers Corp ‡	5,711	335
SBA Communications Corp, CI A *‡	4,223	684
VEREIT Inc ‡	70,841	507
Welltower Inc ‡	3,658	254
Weyerhaeuser Co ‡	23,844	521

		6,876

Utilities — 1.8%
American Electric Power	2,418	181
American Water Works Co Inc	10,647	966
CMS Energy Corp	23,332	1,158
DTE Energy Co	10,680	1,178
Eversource Energy	13,968	908
Exelon Corp	5,072	229
NiSource Inc	13,892	352
PG&E Corp *	11,593	275
Pinnacle West Capital	2,640	225
Public Service Enterprise Group	3,521	183
Sempra Energy	1,630	176
Xcel Energy Inc	22,986	1,133

		6,964

		354,895

Total Common Stock (Cost $313,084) ($ Thousands)		371,324

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, CI F
2.200%**†	14,559,356	$14,559

Total Cash Equivalent (Cost $14,559) ($Thousands)		14,559

Total Investments in Securities — 98.5% (Cost $327,643) ($Thousands)		$385,883

Percentages are based on a Net Assets of $391,856 ($ Thousands).

‡	Real Estate Investment Trust.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security (see Note 3).
(A)	Security is a Master Limited Partnership. At December 31, 2018, such securities amounted to $1,716 ($ Thousands), or 0.4% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

As of December 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Value 12/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$6,521	$34,364	$ (26,326)	$14,559	$ 122

The accompanying notes are an integral part of the financial statements.

Footnote New Covenant Funds / Semi-Annual Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Income Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.9%

Agency Mortgage-Backed Obligations — 32.6%
FHLMC
6.500%, 09/01/2039	$38	$43
5.500%, 12/01/2036 to 12/01/2038	324	349
5.000%, 12/01/2020 to 01/01/2049	3,130	3,302
4.500%, 06/01/2038 to 04/01/2047	5,152	5,350
4.000%, 07/01/2037 to 09/01/2048	6,542	6,688
3.500%, 11/01/2042 to 03/01/2045	1,986	1,997
3.000%, 08/01/2046 to 09/01/2047	3,831	3,742
2.500%, 03/01/2033 to 04/01/2033	1,000	976
2.000%, 09/01/2023	560	558
FHLMC CMO, Ser 2011-3947, CI SG, IO
3.495%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	308	46
FHLMC CMO, Ser 2012-4057, CI UI, IO
3.000%, 05/15/2027	186	15
FHLMC CMO, Ser 2012-4085, CI IO, IO
3.000%, 06/15/2027	398	30
FHLMC CMO, Ser 2012-4099, CI ST, IO
3.545%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	141	25
FHLMC CMO, Ser 2013-4194, CI BI, IO
3.500%, 04/15/2043	361	57
FHLMC CMO, Ser 2013-4203, CI PS, IO
3.795%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	214	30
FHLMC CMO, Ser 2014-4310, CI SA, IO
3.495%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	58	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2014-4335, CI SW, IO
3.545%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	$121	$19
FHLMC CMO, Ser 2014-4415, CI IO, IO
1.653%, 04/15/2041 (A)	69	3
FHLMC Multifamily Structured Pass Through Certificates, Ser K712, CI X1, IO
1.329%, 11/25/2019 (A)	1,188	9
FHLMC Multifamily Structured Pass Through Certificates, Ser 0005, CI A2
3.352%, 10/25/2033	80	79
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, CI M2
5.006%, VAR ICE LIBOR USD 1 Month+2.500%, 08/25/2024	7	7
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, CI M1
3.706%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	283	284
FHLMC TBA
5.000%, 01/01/2038	100	105
4.000%, 01/15/2041	1,400	1,427
3.000%, 01/15/2043	200	195
FHLMC, Ser 2016-353, CI S1, IO
3.545%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	166	29
FNMA
7.000%, 11/01/2037 to 11/01/2038	32	36
6.500%, 01/01/2038 to 05/01/2040	246	280
6.000%, 07/01/2037 to 11/01/2038	170	184
5.500%, 02/01/2035	147	159
5.000%, 01/01/2021 to 11/01/2048	5,357	5,661
4.500%, 02/01/2035 to 04/01/2056	2,327	2,429
4.000%, 06/01/2025 to 08/01/2047	12,044	12,346
3.830%, 01/01/2029	490	504
3.694%, 11/25/2017	80	12
3.689%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	28	29
3.643%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	46	48
3.603%, VAR ICE LIBOR USD 12 Month+1.428%, 05/01/2043	392	402
3.500%, 12/01/2032 to 03/01/2057	8,711	8,765
3.000%, 08/01/2046 to 01/01/2048	1,059	1,033
2.500%, 10/01/2042	602	571
2.240%, 09/01/2026	144	136
FNMA CMO, Ser 2003-W2, CI 2A9
5.900%, 07/25/2042	530	579
FNMA CMO, Ser 2012-93, CI UI, IO
3.000%, 09/25/2027	524	43
FNMA CMO, Ser 2014-47, CI AI, IO
1.692%, 08/25/2044 (A)	173	9

6	New Covenant Funds / Semi-Annual Report / December 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-55, CI I0, I0
1.342%, 08/25/2055 (A)	$41	$2
FNMA CMO, Ser 2015-56, CI AS, IO
3.644%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	70	14
FNMA CMO, Ser M3, CI X2, IO
0.364%, 10/25/2024 (A)	4,411	78
FNMA Connecticut Avenue Securities, Ser 2014-C04, CI 1M2
7.406%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	306	341
FNMA Connecticut Avenue Securities, Ser 2017-C01, CI 1M1
3.806%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	252	253
FNMA TBA
5.000%, 01/01/2038	800	838
4.500%, 01/01/2038	5,700	5,902
4.000%, 01/15/2045	3,100	3,160
3.500%, 01/15/2030 to 01/01/2041	3,800	3,839
3.000%, 01/15/2043	700	682
FNMA, Ser 2005-29, CI ZA
5.500%, 04/25/2035	149	165
FNMA, Ser 2012-101, CI Bl, IO
4.000%, 09/25/2027	20	2
FNMA, Ser 2013-54, CI BS, IO
3.644%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	57	10
FNMA, Ser 2017-76, CI SB, IO
3.594%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	325	56
FRESB Mortgage Trust, Ser SB48, CI A10F
3.370%, 02/25/2028 (A)	762	758
GNMA
5.500%, 02/20/2037 to 01/15/2039	153	163
5.000%, 12/20/2038 to 11/20/2048	2,106	2,215
4.600%, 09/15/2034	2,371	2,471
4.500%, 07/20/2038 to 09/20/2048	2,358	2,455
4.000%, 01/15/2041 to 08/20/2047	1,220	1,254
3.500%, 06/20/2044 to 06/15/2048	1,358	1,370
3.000%, 09/20/2047 to 02/20/2048	3,035	2,990
2.500%, 02/20/2027	817	806
GNMA CMO, Ser 186,CI IO, IO
0.757%, 08/16/2054 (A)	1,611	72
GNMA CMO, Ser 2012-34, CI SA, IO
3.580%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	41	6
GNMA CMO, Ser 2012-66, CI CI, IO
3.500%, 02/20/2038	87	6
GNMA CMO, Ser 2012-H18, CI NA
2.834%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	214	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-H30, CI GA
2.664%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	$934	$933
GNMA CMO, Ser 2013-H01, CI TA
2.814%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	25	25
GNMA CMO,Ser 2013-H08, CI BF
2.714%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	909	907
GNMA CMO, Ser 2014-105,IO
1.100%, 06/16/2054	1,255	63
GNMA CMO, Ser 2015-167, CI OI, IO
4.000%, 04/16/2045	125	24
GNMA CMO, Ser 2015-H20, CI FA
2.784%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	283	284
GNMA CMO, Ser 85, CI IA, IO
0.710%, 03/16/2047 (A)	3,129	115
GNMA CMO, Ser 95, CI I0, lO
0.611%, 04/16/2047 (A)	1,659	66
GNMA TBA
5.000%, 01/01/2040 to 02/01/2040	2,800	2,914
4.500%, 01/15/2040	3,760	3,891
4.000%, 01/01/2040	1,000	1,024
3.500%, 01/15/2041	200	201
GNMA, Ser 2013-H21, CI FB
3.014%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	540	544

		99,714

Non-Agency Mortgage-Backed Obligations — 6.3%
280 Park Avenue Mortgage Trust, Ser 280P, CI A
3.335%, VAR LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	130	129
Bear Stearns Trust, Ser 2004-6, CI 1A
3.146%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	112	110
BX Trust, Ser APPL, CI A
3.335%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (B)	134	133
BX Trust, Ser IMC, CI A
3.505%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (B)	670	663
Citigroup Commercial Mortgage Trust,
Ser 2014-GC25, CI AS 4.017%, 10/10/2047	100	102
Citigroup Commercial Mortgage Trust,
Ser 2016-P6, CI AAB 3.512%, 12/10/2049	810	820

New Covenant Funds / Semi-Annual Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-PAT, CI A
3.187%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (B)	$116	$116
COMM Mortgage Trust, Ser CR5, CI AM
3.223%, 12/10/2045 (B)	590	589
COMM Mortgage Trust, Ser CR5, CI A4
2.771%, 12/10/2045	700	688
COMM Mortgage Trust, Ser CR8, CI A4
3.334%, 06/10/2046	695	696
Commercial Mortgage Trust, Ser 2013-CR12, CI C
5.085%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2013-CR12, CI AM
4.300%, 10/10/2046	20	21
Commercial Mortgage Trust, Ser 2013-CR12, CI B
4.762%, 10/10/2046 (A)	20	21
Commercial Mortgage Trust, Ser 2014-TWC, CI A
3.237%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (B)	200	199
CSMC Trust, Ser 2018-J1, CI A2
3.500%, 02/25/2048 (A)(B)	1,434	1,384
DBUBS Mortgage Trust, Ser LC2A, CI A4
4.537%, 07/10/2044 (B)	1,010	1,038
GS Mortgage Securities Trust, Ser 2013-GC16, CI B
5.161%, 11/10/2046 (A)	80	85
Homestar Mortgage Acceptance, Ser 2004-6, CI M2
3.176%, VAR ICE LIBOR USD 1 Month+0.670%, 01/25/2035	130	130
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, CI B
4.927%, 11/15/2045 (A)	210	217
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, CI B
4.891%, 01/15/2047 (A)	30	31
JPMBB Commercial Mortgage SecuritiesTrust, Ser 2014-C22, CI C
4.558%, 09/15/2047 (A)	80	78
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C6, CI A3
3.507%, 05/15/2045	1,318	1,324
JPMorgan Chase Commercial Mortgage Securities Trust, Ser FL7, CI D
6.205%, VAR LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	200	197
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LC9, CI AS
3.353%, 12/15/2047 (B)	380	376

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2015-5, CI A9
3.161%, 05/25/2045 (A)(B)	$145	$144
JPMorgan Mortgage Trust, Ser 2016-1, CI A5
3.500%, 05/25/2046 (A)(B)	528	523
JPMorgan Mortgage Trust, Ser 2018-3, CI A1
3.500%, 09/25/2048 (A)(B)	756	744
JPMorgan Mortgage Trust, Ser 2018-4, CI A1
3.500%, 10/25/2048 (A)(B)	293	287
JPMorgan Mortgage Trust, Ser 2018-5, CI A1
3.500%, 10/25/2048 (A)(B)	994	975
JPMorgan Mortgage Trust, Ser 2018-6, CI 1A4
3.500%, 12/25/2048 (A)(B)	927	919
MASTR Alternative Loans Trust, Ser 2004-2,CI 4A1
5.000%, 02/25/2019	3	3
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, CI A4
4.082%, 07/15/2046 (A)	120	124
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, CI ASB
3.354%, 11/15/2052	615	617
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, CI A4
3.176%, 08/15/2045	1,475	1,469
Morgan Stanley Capital I Trust, Ser 2012-C4, CI A4
3.244%, 03/15/2045	220	219
Morgan Stanley Re-Remic Trust, Ser 2012-10, CI AXA
1.000%, 03/27/2051 (B)	1	1
MSCG Trust, Ser 2016-SNR, CI C
5.205%, 11/15/2034 (B)	128	126
MSCG Trust, Ser ALDR, CI A2
3.462%, 06/07/2035 (A)(B)	410	397
Nomura Asset Acceptance Alternative LoanTrust, Ser 2007-1, CI 1A3
5.957%, 03/25/2047	81	82
Sequoia Mortgage Trust, Ser 2017-1, CI A4
3.500%, 02/25/2047 (A)(B)	809	798
Towd Point Mortgage Trust, Ser 2015-5, CI A1B
2.750%, 05/25/2055 (A)(B)	291	287
UBS-BAMLL Trust, Ser 2012-WRM, CI A
3.663%, 06/10/2030 (B)	116	117
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, CI A4
3.525%, 05/10/2063	73	74
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, CI XA, IO
1.327%, 05/10/2063 (A)(B)	342	13
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, CI NXS3
3.371%, 09/15/2057	160	161

8	New Covenant Funds / Semi-Annual Report / December 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012-C7, CI XA, IO
1.405%, 06/15/2045 (A)(B)	$1,138	$41
WFRBS Commercial Mortgage Trust, Ser 2013-C13, CI XA, IO
1.202%, 05/15/2045 (A)(B)	1,144	49
WFRBS Commercial Mortgage Trust, Ser 2014-C23, CI XA, IO
0.623%, 10/15/2057 (A)	1,172	31
WFRBS Commercial Mortgage Trust, Ser 2014-C23, CI B
4.375%, 10/15/2057 (A)	270	277
WFRBS Commercial Mortgage Trust, Ser C11, CI AS
3.311%, 03/15/2045	160	160
WFRBS Commercial Mortgage Trust, Ser C4, CI A4
4.902%, 06/15/2044 (A)(B)	1,354	1,404

		19,199

Total Mortgage-Backed Securities (Cost $120,458) ($ Thousands)		118,913

CORPORATE OBLIGATIONS — 33.1%

Communication Services — 3.1%
21st Century Fox America
6.900%, 03/01/2019	900	905
3.000%, 09/15/2022	30	30
AT&T
4.250%, 03/01/2027	150	147
4.125%, 02/17/2026	408	399
3.875%, 08/15/2021	10	10
3.412%, 11/27/2022 (B)(C)	2,000	1,733
3.400%, 05/15/2025	460	433
3.000%, 06/30/2022	10	10
Bharti Airtel
4.375%, 06/10/2025 (B)	200	182
Charter Communications Operating
4.908%, 07/23/2025	40	40
3.750%, 02/15/2028	20	18
3.579%, 07/23/2020	30	30
Comcast
4.150%, 10/15/2028	180	183
3.950%, 10/15/2025	150	151
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,356
Cox Communications
3.250%, 12/15/2022 (B)	859	839
NBCUniversal Media
4.375%, 04/01/2021	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sprint Spectrum
3.360%, 09/20/2021 (B)	$529	$523
TCI Communications
7.875%, 02/15/2026	240	292
Telefonica Emisiones SAU
4.895%, 03/06/2048	340	300
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	250	235
Verizon Communications
4.329%, 09/21/2028	102	102
3.376%, 02/15/2025	532	516
2.625%, 08/15/2026	712	646
Viacom
3.875%, 04/01/2024	20	20
Vodafone Group PLC
3.750%, 01/16/2024	410	404

		9,514

Consumer Discretionary — 2.9%
Amazon.com
3.150%, 08/22/2027	470	454
2.400%, 02/22/2023	1,000	968
BMW US Capital
2.150%, 04/06/2020 (B)	950	939
1.850%, 09/15/2021 (B)	20	19
Danone
2.077%, 11/02/2021 (B)	500	483
Ford Motor Credit
8.125%, 01/15/2020	340	353
2.597%, 11/04/2019	800	791
2.262%, 03/28/2019	759	757
General Motors Financial
4.150%, 06/19/2023	600	584
3.700%, 11/24/2020	80	80
3.700%, 05/09/2023	190	181
3.150%, 01/15/2020	330	328
2.450%, 11/06/2020	30	29
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	393
McDonald’s MTN
3.350%, 04/01/2023	280	278
Newell Brands
3.850%, 04/01/2023	80	79
Time Warner Cable
5.000%, 02/01/2020	990	1,004
Yale University MTN
2.086%, 04/15/2019	1,019	1,018

		8,738

Consumer Staples — 0.5%
Kraft Heinz Foods
5.375%, 02/10/2020	86	88

New Covenant Funds / Semi-Annual Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 02/15/2025 (B)	$80	$80
3.950%, 07/15/2025	30	29
3.000%, 06/01/2026	10	9
Kroger
4.000%, 02/01/2024	140	141
PepsiCo
3.000%, 08/25/2021	290	291
2.750%, 03/05/2022	80	79
Smithfield Foods
2.700%, 01/31/2020 (B)	330	326
Walgreens Boots Alliance
3.450%, 06/01/2026	150	141
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	359

		1,543

Energy — 3.1%
Anadarko Petroleum
8.700%, 03/15/2019	590	596
5.550%, 03/15/2026	170	178
5.051%, 10/10/2036 (C)	3,000	1,251
Apache
3.250%, 04/15/2022	616	603
Baker Hughes a GE
3.200%, 08/15/2021	26	26
BP Capital Markets America
3.790%, 02/06/2024	80	81
3.216%, 11/28/2023	140	138
3.119%, 05/04/2026	170	160
BP Capital Markets PLC
3.535%, 11/04/2024	20	20
Chevron
2.100%, 05/16/2021	130	127
1.991%, 03/03/2020	1,150	1,140
Cimarex Energy
4.375%, 06/01/2024	50	50
3.900%, 05/15/2027	40	37
Concho Resources
3.750%, 10/01/2027	20	19
Continental Resources
4.375%, 01/15/2028	20	19
3.800%, 06/01/2024	160	151
Devon Energy
5.850%, 12/15/2025	120	127
3.250%, 05/15/2022	630	614
Enterprise Products Operating
4.150%, 10/16/2028	50	50
3.900%, 02/15/2024	457	461
EOG Resources
4.150%, 01/15/2026	60	61
ExxonMobil
3.043%, 03/01/2026	150	146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Halliburton
3.800%, 11/15/2025	$10	$9
3.250%, 11/15/2021	180	180
Kinder Morgan Energy Partners
4.150%, 02/01/2024	770	763
3.500%, 03/01/2021	30	30
MPLX
4.800%, 02/15/2029	50	50
4.125%, 03/01/2027	110	105
4.000%, 03/15/2028	140	131
Noble Energy
4.150%, 12/15/2021	290	291
3.850%, 01/15/2028	140	127
Occidental Petroleum
4.100%, 02/01/2021	50	51
3.400%, 04/15/2026	80	78
3.125%, 02/15/2022	100	100
3.000%, 02/15/2027	130	123
Schlumberger Holdings
3.000%, 12/21/2020 (B)	970	962
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	296
Williams
5.250%, 03/15/2020	40	41

		9,392

Financials — 13.2%
American Express
3.400%, 02/27/2023	972	963
2.650%, 12/02/2022	264	255
American Express Credit MTN
2.375%, 05/26/2020	80	79
2.200%, 03/03/2020	710	702
American International Group
4.875%, 06/01/2022	415	431
Anglo American Capital
3.625%, 09/11/2024 (B)	200	189
Banco Santander
4.379%, 04/12/2028	200	187
3.545%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	200	196
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	234	218
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	258	251
Bank of America MTN
4.450%, 03/03/2026	678	670
4.200%, 08/26/2024	210	208
4.125%, 01/22/2024	370	375
4.100%, 07/24/2023	280	284
4.000%, 04/01/2024	440	443

10	New Covenant Funds / Semi-Annual Report / December 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 01/22/2025	$80	$78
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	199
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	80	79
3.500%, 04/19/2026	130	125
3.300%, 01/11/2023	60	59
2.600%, 01/15/2019	25	25
Bank of New York Mellon MTN
4.600%, 01/15/2020	836	850
3.300%, 08/23/2029	790	739
Barclays Bank PLC
2.650%, 01/11/2021	1,199	1,174
BB&T MTN
6.850%, 04/30/2019	240	243
BNP Paribas
4.400%, 08/14/2028 (B)	200	195
BPCE MTN
3.000%, 05/22/2022 (B)	640	618
Capital One
2.650%, 08/08/2022	830	797
Charles Schwab
3.850%, 05/21/2025	110	112
Chubb INA Holdings
2.300%, 11/03/2020	60	59
Citibank
2.000%, 03/20/2019	470	469
Citigroup
8.125%, 07/15/2039	12	17
5.500%, 09/13/2025	150	157
5.300%, 05/06/2044	31	31
4.650%, 07/30/2045	28	27
4.450%, 09/29/2027	150	145
4.400%, 06/10/2025	160	157
4.300%, 11/20/2026	40	38
4.125%, 07/25/2028	40	38
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	240	234
4.050%, 07/30/2022	40	40
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	321
3.500%, 05/15/2023	100	98
3.400%, 05/01/2026	673	633
2.700%, 03/30/2021	455	448
Cooperatieve Rabobank UA
3.950%, 11/09/2022	670	668
3.875%, 09/26/2023 (B)	595	597
Credit Suisse Group
4.282%, 01/09/2028 (B)	280	270
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ferguson Finance PLC
4.500%, 10/24/2028 (B)	$780	$779
General Electric Capital MTN
6.000%, 08/07/2019	414	418
4.650%, 10/17/2021	180	181
4.375%, 09/16/2020	10	10
Glencore Funding
2.875%, 04/16/2020 (B)	20	20
Goldman Sachs Group
5.750%, 01/24/2022	662	693
5.150%, 05/22/2045	20	19
4.750%, 10/21/2045	40	38
4.250%, 10/21/2025	90	86
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	550	529
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	300	279
3.500%, 11/16/2026	90	83
2.300%, 12/13/2019	460	456
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	497
5.375%, 03/15/2020	640	654
4.000%, 03/03/2024	420	415
HSBC Holdings PLC
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	400	397
3.400%, 03/08/2021	360	359
2.950%, 05/25/2021	380	375
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	200	185
John Deere Capital
1.700%, 01/15/2020	40	39
John Deere Capital MTN
2.250%, 04/17/2019	60	60
JPMorgan Chase
4.500%, 01/24/2022	786	810
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	200	203
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	773	771
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	230	232
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	98
3.875%, 09/10/2024	290	285
2.550%, 03/01/2021	30	30
KKR Group Finance
6.375%, 09/29/2020 (B)	915	957
Liberty Mutual Group
4.250%, 06/15/2023 (B)	412	415
Lincoln National
6.250%, 02/15/2020	570	588

New Covenant Funds / Semi-Annual Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Manufacturers & Traders Trust
2.625%, 01/25/2021	$1,163	$1,147
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (B)	507	499
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	320	306
3.750%, 02/25/2023	1,810	1,807
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	779	756
Penske Truck Leasing Lp
3.900%, 02/01/2024 (B)	965	958
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	564
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (B)	30	30
Royal Bank of Canada MTN
2.150%, 10/26/2020	70	69
2.125%, 03/02/2020	900	891
Royal Bank of Scotland Group PLC
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	290	284
Santander UK Group Holdings PLC
3.571%, 01/10/2023	200	191
Santander UK PLC
2.375%, 03/16/2020	40	40
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	201
Sumitomo Mitsui Trust Bank
2.810%, 03/25/2019	1,240	1,240
2.050%, 03/06/2019 (B)	599	598
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	250
Synchrony Financial
3.000%, 08/15/2019	120	119
Toronto-Dominion Bank MTN
1.950%, 01/22/2019	740	739
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	630
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	247
3.491%, 05/23/2023 (B)	390	380
WEA Finance
2.700%, 09/17/2019 (B)	310	309
Wells Fargo
3.069%, 01/24/2023	808	787
3.000%, 10/23/2026	190	176
Wells Fargo MTN
4.900%, 11/17/2045	30	29
4.600%, 04/01/2021	480	492
4.300%, 07/22/2027	260	256
3.450%, 02/13/2023	120	117

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westpac Banking
2.600%, 11/23/2020	$80	$79
2.300%, 05/26/2020	10	10

		40,402

Health Care — 2.9%
Abbott Laboratories
3.400%, 11/30/2023	175	175
AbbVie
3.600%, 05/14/2025	10	10
2.500%, 05/14/2020	700	693
Aetna
2.800%, 06/15/2023	20	19
Amgen
2.125%, 05/01/2020	20	20
Anthem
3.125%, 05/15/2022	340	335
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,180
Becton Dickinson
4.685%, 12/15/2044	50	47
3.734%, 12/15/2024	24	23
3.363%, 06/06/2024	210	202
Cardinal Health
2.616%, 06/15/2022	100	96
Celgene
3.875%, 08/15/2025	130	125
3.550%, 08/15/2022	60	59
2.250%, 08/15/2021	70	68
Cigna
4.375%, 10/15/2028 (B)	120	121
4.125%, 11/15/2025 (B)	50	50
3.750%, 07/15/2023 (B)	170	169
3.400%, 09/17/2021 (B)	60	60
CVS Health
4.300%, 03/25/2028	80	78
4.125%, 05/15/2021	300	303
3.875%, 07/20/2025	95	93
3.350%, 03/09/2021	60	60
2.800%, 07/20/2020	190	188
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,232	1,424
Eli Lilly
2.350%, 05/15/2022	170	167
Gilead Sciences
2.550%, 09/01/2020	20	20
2.500%, 09/01/2023	50	48
2.050%, 04/01/2019	290	289
1.850%, 09/20/2019	130	129
Humana
3.150%, 12/01/2022	240	235
2.900%, 12/15/2022	290	282

12	New Covenant Funds / Semi-Annual Report / December 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
3.125%, 03/15/2022	$190	$189
Medtronic Global Holdings SCA
1.700%, 03/28/2019	930	928
Merck
2.750%, 02/10/2025	20	19
SSM Health Care
3.688%, 06/01/2023	644	650
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	27
UnitedHealth Group
2.875%, 12/15/2021	50	50
2.700%, 07/15/2020	70	70
1.625%, 03/15/2019	200	199

		8,900

Industrials — 2.6%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	730	735
4.500%, 05/15/2021	310	311
American Airlines, Ser 2016-3, CI A
3.250%, 10/15/2028	1,149	1,094
American Airlines Pass-Through Trust, Ser 2013-2, CI A
4.950%, 01/15/2023	383	389
Aviation Capital Group
6.750%, 04/06/2021 (B)	80	85
4.125%, 08/01/2025 (B)	160	155
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	161	161
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	11
Cintas No. 2
3.700%, 04/01/2027	120	117
2.900%, 04/01/2022	120	118
Continental Airlines Pass-Through Trust, Ser 1999-1
6.545%, 02/02/2019	10	10
Continental Airlines Pass-Through Trust, Ser 2012-2, CI A
4.000%, 10/29/2024	680	671
Delta Air Lines Pass-Through Trust, Ser 2010-2, CI A
4.950%, 05/23/2019	88	88
Delta Air Lines Pass-Through Trust, Ser 2015-1, CI AA
3.625%, 07/30/2027	573	579
Eaton
2.750%, 11/02/2022	450	438

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	$1,205	$1,163
General Electric
4.500%, 03/11/2044	90	73
General Electric MTN
6.875%, 01/10/2039	30	32
5.500%, 01/08/2020	10	10
General Electric Capital MTN
5.300%, 02/11/2021	160	160
International Lease Finance
5.875%, 08/15/2022	400	419
Republic Services
3.200%, 03/15/2025	180	175
Union Pacific
3.950%, 09/10/2028	20	20
3.750%, 07/15/2025	20	20
United Airlines Pass-Through Trust, Ser 2014-1, CI A
4.000%, 04/11/2026	759	756
United Parcel Service
2.500%, 04/01/2023	60	58
United Technologies
4.125%, 11/16/2028	20	20
3.950%, 08/16/2025	40	40
Waste Management
3.500%, 05/15/2024	120	120

		8,028

Information Technology — 1.2%
Apple
3.350%, 02/09/2027	210	205
2.900%, 09/12/2027	110	103
2.450%, 08/04/2026	70	65
2.000%, 11/13/2020	80	79
1.550%, 08/04/2021	60	58
Broadcom
3.125%, 01/15/2025	80	72
Diamond 1 Finance
4.420%, 06/15/2021 (B)	430	429
3.480%, 06/01/2019 (B)	90	90
Intel
3.700%, 07/29/2025	30	30
Juniper Networks
4.600%, 03/15/2021	452	462
Mastercard
3.375%, 04/01/2024	190	191
Microsoft
3.300%, 02/06/2027	140	139
2.400%, 02/06/2022	150	148
2.400%, 08/08/2026	210	196
1.850% , 07/06/7070	360	357

New Covenant Funds / Semi-Annual Report / December 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.550%, 08/08/2021	$110	$107
Oracle
2.500%, 10/15/2022	130	127
salesforce.com
3.700%, 04/11/2028	150	151
3.250%, 04/11/2023	70	70
Visa
4.300%, 12/14/2045	10	10
3.150%, 12/14/2025	110	108
2.200%, 12/14/2020	300	297

		3,494

Materials — 0.6%
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	194
Freeport-McMoRan
4.000%, 11/14/2021	170	165
Glencore Funding
4.125%, 05/30/2023 (B)	900	884
4.000%, 03/27/2027 (B)	190	173
Southern Copper
3.500%, 11/08/2022	130	127
Vale Overseas
6.250%, 08/10/2026	140	151

		1,694

Real Estate — 1.1%
American Tower Trust, Ser 2013-13, CI 2A
3.070%, 03/15/2048 (B)	700	689
Simon Property Group
4.375%, 03/01/2021	430	439
2.350%, 01/30/2022	413	401
Ventas Realty
4.125%, 01/15/2026	566	562
3.500%, 02/01/2025	488	467
Welltower
4.500%, 01/15/2024	902	925

		3,483

Utilities — 1.9%
Commonwealth Edison
3.700%, 08/15/2028	1,118	1,121
Dominion Energy
2.579%, 07/01/2020	260	256
Duke Energy
3.750%, 04/15/2024	900	901
3.550%, 09/15/2021	170	171
2.400%, 08/15/2022	150	144
FirstEnergy
4.250%, 03/15/2023	380	386
2.850%, 07/15/2022	330	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern States Power
7.125%, 07/01/2025	$1,190	$1,427
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	374
Sempra Energy
2.400%, 03/15/2020	840	828

		5,930

Total Corporate Obligations (Cost $102,870) ($ Thousands)		101,118

ASSET-BACKED SECURITIES — 10.8%

Automotive — 2.6%
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, CI A
2.970%, 03/20/2024 (B)	310	304
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, CI A1
1.760%, 02/15/2021	2,800	2,795
Hertz Vehicle Financing II, Ser 2018-1A, CI A
3.290%, 02/25/2024 (B)	350	347
Honda Auto Receivables Owner Trust, Ser 2016-1, CI A4
1.380%, 04/18/2022	1,307	1,299
Hyundai Auto Lease Securitization Trust, Ser 2017-A, CI A3
1.880%, 08/17/2020 (B)	1,572	1,568
NextGear Floorplan Master Owner Trust, Ser 2016-1A, CI A2
2.740%, 04/15/2021 (B)	1,557	1,555

		7,868

Consumer Discretionary — 0.2%
DB Master Finance, Ser 2017-1A, CI A2I
3.629%, 11/20/2047 (B)	534	515

Financials — 0.1%
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, CI A3
2.756%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	367	365

Home — 0.7%
Ameriquest Mortgage Securities, Ser 2003-9, CI AV1
3.266%, VAR ICE LIBOR USD 1 Month+0.760%, 09/25/2033	82	81

14	New Covenant Funds / Semi-Annual Report / December 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Argent Securities, Ser 2004-W5, CI AV2
3.546%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	$321	$321
Citifinancial Mortgage Securities, Ser 2004-1, CI AF4
5.070%, 04/25/2034	246	250
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, CIA1A
3.750%,10/25/2057 (B)	396	397
Lake Country Mortgage Loan Trust, Ser 2006-HE1, CI M5
4.506%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2034 (B)	390	398
Master Asset-Backed Securities Trust, Ser 2007-NCW, CI A1
2.806%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	248	231
New Century Home Equity Loan Trust, Ser 2003-A, CI A
3.035%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	95	92
Store Master Funding I-VII, Ser 2018-1A, CI A1
3.960%, 10/20/2048 (B)	365	372

		2,142

Industrials — 0.5%

Ally Master Owner Trust, Ser 2018-2, CI A
3.290%, 05/15/2023	1,572	1,581

Information Technology — 0.3%

COMM Mortgage Trust, Ser C0R3, CI A3
4.228%, 05/10/2051	710	732

Other Asset-Backed Securities — 6.4%

Citigroup Commercial Mortgage Trust, Ser 375P, CI A
3.251%, 05/10/2035 (B)	400	399
Countrywide Asset-Backed Certificates, Ser 2007-13, CI 2A2M
3.756%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2047	173	174
Countrywide Home Equity Loan Trust, Ser 2006-F, CI2A1A
2.595%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	393	370
Domino’s Pizza Master Issuer, Ser 2017-1A, CIA2I
3.740%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	702	701

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DRB Prime Student Loan Trust, Ser 2015-B, CIA1
4.406%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (B)	$187	$190
Flagstar Mortgage Trust, Ser 2018-2, CI A4
3.500%, 04/25/2048 (A)(B)	590	578
GM Mortgage Securities Trust, Ser 2018-SRP5, CI B
4.481%, 06/09/2021	430	430
GS Mortgage Securities Trust, Ser 2018-SRP5, CI A
3.281%, 06/09/2021	620	621
Invitation Homes Trust, Ser 2018-SFR1, CI A
3.155%, VAR LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	1,485	1,454
Lanark Master Issuer, Ser 2018-1A, CI 1A
3.097%, VAR ICE LIBOR USD 3 Month+0.420%, 12/22/2069 (B)	787	785
MAD Mortgage Trust, Ser 330M, CI A
3.188%, 08/15/2034 (A)(B)	220	217
MMAF Equipment Finance, Ser 2018-A, CI A3
3.200%, 09/12/2022 (B)	1,255	1,261
Morgan Stanley ABS Capital I Trust, Ser 2004-0P1, CI M1
3.376%, VAR ICE LIBOR USD 1 Month+0.870%, 11/25/2034	514	510
Prosper Marketplace Issuance Trust, Ser 2017-3A, CI A
2.360%, 11/15/2023 (B)	93	93
Sequoia Mortgage Trust, Ser 2017-5, CI A4
3.500%, 08/25/2047(A)(B)	898	887
Sequoia Mortgage Trust, Ser 2017-6, CI A4
3.500%, 09/25/2047 (A)(B)	465	461
Shops at Crystals Trust, Ser CSTL, CI A
3.126%, 07/05/2036 (B)	100	96
SLC Student Loan Trust, Ser 2010-1, CI A
3.552%, VAR ICE LIBOR USD 3 Month+0.875%, 11/25/2042	338	341
SLM Private Credit Student Loan Trust, Ser 2006-A, CIA5
3.078%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	348	337
SLM Student Loan Trust, Ser 2002-A, CI A2
3.338%, VAR ICE LIBOR USD 3 Month+0.550%, 12/16/2030	245	245
SLM Student Loan Trust, Ser 2003-7A, CI A5A
3.988%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (B)	158	158
Small Business Administration, Ser 2015-20C, CI1
2.720%, 03/01/2035	1,048	1,021

New Covenant Funds / Semi-Annual Report / December 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2010-20H, CI 1
3.520%, 08/01/2030	$367	$377
United States Small Business Administration, Ser 2011-20B, CI 1
4.220%, 02/01/2031	380	401
United States Small Business Administration, Ser 2011-20J, CI 1
2.760%, 10/01/2031	210	211
United States Small Business Administration, Ser 2013-20K, CI 1
3.380%, 11/01/2033	910	929
United States Small Business Administration, Ser 2014-20F, CI 1
2.990%, 06/01/2034	980	973
United States Small Business Administration, Ser 2015-20E, CI 1
2.770%, 05/01/2035	566	552
United States Small Business Administration, Ser 2015-20K, CI 1
2.700%, 11/01/2035	585	568
United States Small Business Administration, Ser 2017-20J, CI 1
2.850%,10/01/2037	746	730
United States Small Business Administration, Ser 2018-20E, CI 1
3.500%, 05/01/2038	1,377	1,398
United States Small Business Administration, Ser 2018-20J, CI 1
3.770%, 10/01/2038	670	687
Verizon Owner Trust, Ser 2018-A, CI A1A
3.230%, 04/20/2023	1,465	1,474

		19,629

Total Asset-Backed Securities (Cost$32,954) ($ Thousands)		32,832

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bills
2.194%, 02/21/2019 (C)	880	877
U.S. Treasury Bonds
4.500%, 02/15/2036	2,526	3,113
3.750%, 11/15/2043	250	282
3.375%, 11/15/2048	570	610
3.125%, 05/15/2048	40	41
3.000%, 05/15/2045	1,260	1,258
3.000%, 05/15/2047	120	119
3.000%, 02/15/2048	150	149
3.000%, 08/15/2048	1,580	1,573
2.875%, 08/15/2045	200	195
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	174	189

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.375%, 02/15/2044	$174	$179
0.750%, 02/15/2042	459	416
0.625%, 04/15/2023	1,904	1,872
0.375%, 07/15/2023	163	160
U.S. Treasury Notes
3.125%, 11/15/2028	20	21
3.000%, 10/31/2025	630	646
2.875%, 09/30/2023	4,149	4,216
2.750%, 09/30/2020	300	301
2.750%, 05/31/2023	4,304	4,351
2.750%, 02/15/2028	4	4
2.375%, 01/31/2023	1,573	1,566
2.250%, 02/15/2027	5,750	5,583
2.250%, 11/15/2027	3,794	3,665
2.000%, 02/15/2025	680	658

Total U.S. Treasury Obligations (Cost $32,064) ($ Thousands)		32,044

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
FHLB DN
2.266%, 01/08/2015 (C)	1,160	1,159
FHLMC
6.500%, 12/01/2035	892	974
6.000%, 03/01/2035	1,309	1,444
5.000%, 10/01/2048	98	103
4.000%, 04/01/2048	95	97
4.000%, 05/01/2048	769	785
3.500%, 09/01/2048	692	692
3.500%, 10/01/2048	989	988
3.000%, 02/01/2038	95	93
3.000%, 04/01/2038	95	93
3.000%, 11/01/2043	727	713
2.375%, 01/13/2022	1,090	1,086
1.250%, 10/02/2019	70	69
FHLMC,Ser 2018-4813,CI CJ
3.000%, 08/15/2048	385	375
FNMA
4.500%, 09/01/2057	280	291
4.000%, 02/01/2056	80	82
4.000%, 06/01/2057	89	91
3.500%, 10/01/2047	1,389	1,389
3.000%, 12/01/2037	93	92
3.000%, 03/01/2046	1,403	1,378
3.000%, 05/01/2046	89	87
2.474%, 10/09/2019 (C)	1,190	1,165

16	New Covenant Funds / Semi-Annual Report / December 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
3.875%, 02/15/2021	$790	$811

Total U.S. Government Agency Obligations (Cost $14,073) ($ Thousands)		14,057

SOVEREIGN DEBT — 2.8%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	475
Colombia Government International Bond
5.625%, 02/26/2044	280	289
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	200	197
3.850%, 07/18/2027 (B)	200	190
3.750%, 04/25/2022	370	366
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	209
Mexico Government International Bond
4.000%, 10/02/2023	610	607
3.600%, 01/30/2025	380	362
Panama Government International Bond
6.700%, 01/26/2036	190	232
Peruvian Government International Bond
6.550%, 03/14/2037	540	682
Poland Government International Bond
5.125%, 04/21/2021	440	459
4.000%, 01/22/2024	450	460
Province of Ontario Canada
4.400%, 04/14/2020	840	858
Province of Quebec Canada
2.625%, 02/13/2023	500	496
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,196
Qatar Government International Bond
3.250%, 06/02/2026	370	357
Russian Foreign Bond
7.500%, 03/31/2030	185	202
Russian Foreign Bond - Eurobond
5.875%, 09/16/2043	400	421
5.625%, 04/04/2042	400	409

Total Sovereign Debt (Cost $8,591) ($Thousands)		8,467

FOREIGN BONDS — 2.7%
Allergan Funding SCS
3.800%, 03/15/2025	100	98
3.450%, 03/15/2022	120	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Banco Santander
3.125%, 02/23/2023	$200	$189
2.500%, 12/15/2020 (B)	240	234
Barclays Bank
10.179%, 06/12/2021 (B)	370	416
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BP Capital Markets America
3.561%, 11/01/2021	230	232
British Telecommunications
2.350%, 02/14/2019	270	270
CNOOC Finance
3.500%, 05/05/2025	330	320
Commonwealth Bank of Australia
2.200%, 11/09/2020 (B)	420	411
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	491
Credit Suisse NY MTN
2.300%, 05/28/2019	310	309
Ecopetrol
5.375%, 06/26/2026	140	141
HSBC Holdings PLC
4.250%, 08/18/2025	230	223
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	200	181
3.125%, 07/14/2022 (B)	200	185
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	109
OCP
4.500%, 10/22/2025 (B)	400	383
Petrobras Global Finance BV
6.850%, 06/05/2115	150	134
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	384
Petroleos Mexicanos
4.875%, 01/18/2024	190	177
Shell International Finance
4.375%, 03/25/2020	130	132
Shell International Finance BV
3.250%, 05/11/2025	150	148
2.875%, 05/10/2026	40	38
2.250%, 11/10/2020	360	356
1.750%, 09/12/2021	1,592	1,538
Telefonica Emisiones SAU
5.134%, 04/27/2020	80	82
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	1,056	971
Vale Overseas
6.875%, 11/21/2036	48	55

New Covenant Funds / Semi-Annual Report / December 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
4.375%, 01/11/2022	$8	$8

Total Foreign Bonds (Cost $8,565) ($Thousands)		8,343

COMMERCIAL PAPER — 2.5%
Banco Santander
2.385%, 02/10/2019 (C)	1,650	1,646
BPCE
2.820%, 03/07/2019 (B)(C)	1,060	1,055
JP Morgan Securities
2.519%, 02/01/2019 (C)	1,300	1,297
Mizuho Bank NY
2.503%, 01/29/2019 (B)(C)	1,680	1,677
Sumitomo Mitsui Trust Bank
2.518%, 01/30/2019 (B)(C)	1,910	1,906

Total Commercial Paper (Cost $7,580) ($Thousands)		7,581

MUNICIPAL BONDS — 0.7%

Florida — 0.3%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	420	418
State Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	535	534

		952

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Wisconsin — 0.4%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	$970	$1,078

Total Municipal Bonds (Cost $2,059) ($ Thousands)		2,030

	Shares

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, CIF
2.200%**†	6,569,769	6,570

Total Cash Equivalent (Cost $6,570) ($ Thousands)		6,570

Total Investments in Securities — 108.7% (Cost $335,784)($ Thousands)		$331,955

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(D) (Cost $12) ($ Thousands)	153	$1

WRITTEN OPTIONS* — 0.0%

Total Written Options(D) (Premiums Received $62) ($ Thousands)	(177)	$(99)

A list of open option contracts by the Fund at December 31, 2018 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%
Put Options
February 2019, Eurodollar Mid-Curve Option*	56	$13,642	$97.00	02/16/19	$1
March 2019, U.S. 5 Year Future Option*	97	11,125	106.50	02/16/19	–

Total Purchased Options		$24,767			$1

WRITTEN OPTIONS — 0.0%
Put Options
February 2019, Eurodollar Mid-Curve Option*	(56)	$(13,642)	96.88	02/16/19	$–
February 2019, U.S. Bond Future Option*	(9)	(1,314)	141.00	01/19/19	(1)
February 2019, U.S. Bond Future Option*	(7)	(1,022)	143.00	01/19/19	(2)

		$(15,978)			$(3)

18	New Covenant Funds / Semi-Annual Report / December 31, 2018

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
Call Options
February 2019, U.S. 10 Year Future Option*	(20)	$(2,440)	$120.00	01/19/19	$(41)
February 2019, U.S. 10 Year Future Option*	(15)	(1,830)	121.00	01/19/19	(18)
February 2019, U.S. 10 Year Future Option*	(10)	(1,220)	121.25	01/19/19	(10)
February 2019, U.S. 10 Year Future Option*	(13)	(1,586)	122.00	01/19/19	–
March 2019, U.S. 10 Year Future Option*	(8)	(978)	122.00	02/16/19	–
February 2019, U.S. 5 Year Future Option*	(16)	(1,835)	114.00	01/19/19	(12)
March 2019, U.S. 5 Year Future Option*	(14)	(1,606)	114.00	02/16/19	(13)
February 2019, U.S. Bond Future Option*	(9)	(1,314)	149.00	01/19/19	(2)

		(12,809)			(96)

Total Written Options		$(28,787)			$(99)

A list of the open futures contracts held by the Fund at December 31, 2018 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	145	Dec-2019	$35,253	$35,289	$36
90-Day Euro$	142	Jun-2020	34,525	34,614	89
U.S. 2-Year Treasury Note	(51)	Mar-2019	(10,754)	(10,828)	(74)
U.S. 5-Year Treasury Note	415	Mar-2019	46,856	47,595	739
U.S. 10-Year Treasury Note	(193)	Mar-2019	(22,973)	(23,549)	(576)
U.S. Long Treasury Bond	(124)	Mar-2019	(17,322)	(18,104)	(782)
U.S. Ultra Long Treasury Bond	36	Mar-2019	5,645	5,785	140
Ultra 10-Year U.S. Treasury Note	24	Mar-2019	3,027	3,122	95

			$74,257	$73,924	$(333)

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $305,284 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $54,323 ($ Thousands), representing 17.8% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Refer to table below for details on Options Contracts.

ABS — Asset-Based Security

AGM — Assured Guaranty Municipal

CI — Class

CMO — Collateralized Mortgage Obligation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR—London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

New Covenant Funds / Semi-Annual Report / December 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Income Fund (Concluded)

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

December 31, 2018

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$118,913	$–	$118,913
Corporate Obligations	–	101,118	–	101,118
Asset-Backed Securities	–	32,832	–	32,832
U.S. Treasury Obligations	–	32,044	–	32,044
U.S. Government Agency Obligations	–	14,057	–	14,057
Sovereign Debt	–	8,467	–	8,467
Foreign Bonds	–	8,343	–	8,343
Commercial Paper	–	7,581	–	7,581
Municipal Bonds	–	2,030	–	2,030
Cash Equivalent	6,570	–	–	6,570

Total Investments in Securities	$6,570	$325,385	$–	$331,955

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchase Options	$1	$–	$–	$1
Written Options	(99)	–	–	(99)
Futures Contracts *
Unrealized Appreciation	1,099	–	–	1,099
Unrealized Depreciation	(1,432)	–	–	(1,432)

Total Other Financial Instruments	$(431)	$–	$–	$(431)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Value 6/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$5,833	$86,261	$ (85,524)	$6,570	$ 44

The accompanying notes are an integral part of the financial statements.

20	New Covenant Funds / Semi-Annual Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Balanced Growth Fund

Sector Weightings†:

† Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.6%

Equity Fund — 60.0%
New Covenant Growth Fund †	4,461,379	$162,974

Total Equity Fund (Cost $122,522) ($ Thousands)		162,974

Fixed Income Fund — 38.6%
New Covenant Income Fund †	4,633,063	104,986

Total Fixed Income Fund (Cost $106,152) ($ Thousands)		104,986

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, CIF
2.200%**†	3,411,161	$3,411

Total Cash Equivalent (Cost $3,411) ($ Thousands)		3,411

Total Investments in Securities — 99.9% (Cost $232,085) ($ Thousands)		$271,371

Percentages are based on a Net Assets of $271,617 ($ Thousands).

†	Investment in Affiliated Security (see Note 3).
**	Rate shown is the 7-day effective yield as of December 31, 2018.

CI — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended December 31, 2018, there were no transfers between Level 1 and Level 2 asset s and liabilities.

For the year ended December 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2018	Dividend Income
New Covenant Growth Fund	$172,416	$27,462	$(10,091)	$1,282	$(28,095)	$162,974	$1,563
New Covenant Income Fund	114,510	7,734	(17,395)	(737)	874	104,986	1,344
SEI Daily Income Trust, Government Fund, CI F	3,325	22,798	(22,712)	-	-	3,411	28

Totals	$290,251	$57,994	$(50,198)	$545	$(27,221)	$271,371	$2,935

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

New Covenant Balanced Income Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.8%
Fixed Income Fund — 63.7%
New Covenant Income Fund †	2,028,573	$45,967

Total Fixed Income Fund (Cost $46,846) ($ Thousands)		45,967

Equity Fund — 35.1%
New Covenant Growth Fund †	694,594	25,374

Total Equity Fund (Cost $16,841) ($ Thousands)		25,374

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, CI F 2.200%**†	772,786	$773

Total Cash Equivalent (Cost $773) ($Thousands)		773

Total Investments in Securities — 99.9% (Cost $64,460) ($ Thousands)		$72,114

Percentages are based on a Net Assets of $72,192 ($ Thousands).

**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security (see Note 3).

CI — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended December 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2018	Dividend Income
New Covenant Growth Fund	$ 27,004	$ 3,902	$ (1,413)	$ 686	$ (4,805)	$ 25,374	$ 242
New Covenant Income Fund	49,339	-	(3,436)	(283)	347	45,967	575
SEI Daily Income Trust, Government Fund, CI F	888	5,752	(5,867)	-	-	773	6

Totals	$ 77,231	$ 9,654	$ (10,716)	$ 403	$ (4,458)	$ 72,114	$ 823

The accompanying notes are an integral part of the financial statements.

22	New Covenant Funds / Semi-Annual Report / December 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES ($ THOUSANDS)(Unaudited)

December 31, 2018

	Growth Fund		Income Fund		Balanced Growth Fund		Balanced Income Fund
Assets:
Investments, at value†	$371,324		$325,385		$—		$—
Affiliated investments, at value††	14,559		6,570		271,371		72,114
Options purchased, at value††††	—		1		—		—
Cash and cash equivalents	4,440		—		—		—
Receivable for investment securities sold	488		2,492		—		—
Dividends and interest receivable	456		1,881		229		98
Receivable for fund shares sold	219		7		145		5
Receivable for variation margin	120		153		—		—
Foreign tax reclaim receivable	78		—		—		—
Cash pledged as collateral for futures contracts	738		398		—		—
Prepaid expenses	20		15		14		4
Total Assets	392,442		336,902		271,759		72,221
Liabilities:
Payable for investment securities purchased	—		30,293		—		—
Options written, at value††††	—		99		—		—
Payable for fund shares redeemed	234		—		75		9
Investment advisory fees payable	133		76		—		—
Administration fees payable	61		50		17		6
Social witness and licensing fees payable	41		38		—		—
Shareholder servicing fees payable	34		26		—		—
Trustees’ fees payable	2		2		1		—
Income distribution payable	—		579		—		—
Transfer agent fees payable	—		235		—		—
Payable for variation margin	—		147		—		—
Accrued expense payable	81		73		49		14
Total Liabilities	586		31,618		142		29
Net Assets	$391,856		$305,284		$271,617		$72,192
† Cost of investments	$313,084		$329,214		$—		$—
†† Cost of repurchase agreements	—		—		—		—
††† Cost of affiliated investments	14,559		6,570		232,085		64,460
†††† Cost (premiums received)	—		50		—		—

Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$334,700		$312,749		$233,111		$65,354
Total distributable earnings/(loss)	57,156		(7,465)		38,506		6,838
Net Assets	$391,856		$305,284		$271,617		$72,192
Net Asset Value, Offering and Redemption Price Per Share	$36.53		$22.66		$92.37		$19.69
	(391,856,429 10,725,866 shares	÷ )	(305,283,563 13,472,908 shares	÷ )	(271,617,118 2,940,424 shares	÷ )	(72,192,181 3,666,308 shares	÷ )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2018	23

STATEMENTS OF OPERATIONS ($ THOUSANDS)(Unaudited)

For the period ended December 31, 2018

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$4,355	$—	$—	$—
Dividend income from affiliated registered investment company	122	44	2,935	823
Interest income	36	4,744	—	—
Total Investment Income	4,513	4,788	2,935	823
Expenses:
Investment advisory fees	1,345	668	—	—
Administration fees	434	318	218	57
Social witness and licensing fees	325	239	—	—
Shareholder servicing fees	217	159	—	—
Trustee fees	4	3	3	1
Chief compliance officer fees	1	1	1	—
Transfer agent fees	48	35	32	9
Professional fees	22	16	15	4
Registration fees	20	15	13	4
Printing fees	14	10	9	2
Custodian fees	5	8	7	2
Other expenses	8	46	2	—
Total Expenses	2,443	1,518	300	79
Less:
Waiver of investment advisory fees	(532)	(239)	—	—
Waiver of administration fees	(19)	(5)	(108)	(21)
Net Expenses	1,892	1,274	192	58
Net Investment Income	2,621	3,514	2,743	765
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	6,631	(133)	—	—
Affiliated investments	—	—	545	403
Written and purchased options	—	67	—	—
Capital gain distributions received from affiliated investment	—	—	10,539	1,618
Futures contracts	(525)	(25)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(45,749)	1,015	—	—
Affiliated investments	—	—	(27,221)	(4,458)
Written and purchased options	—	(47)	—	—
Futures contracts	13	(202)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$(37,009)	$4,189	$(13,394)	$(1,672)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	New Covenant Funds / Semi-Annual Report / December 31, 2018

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the period ended December 31, 2018 (Unaudited) and the year ended June 30, 2018

	Growth Fund		Income Fund
	07/01/18 to 12/31/18	07/01/17 to 06/30/18	07/01/18 to 12/31/18	07/01/17 to 06/30/18
Operations:
Net investment income	$2,621	$4,664	$3,514	$6,130
Net realized gain (loss) from investments, affiliated investments, written and purchased options and futures contracts	6,106	24,587	(91)	(1,082)
Net change in unrealized appreciation (depreciation) on investments, affiliated investments, written and purchased options and futures contracts	(45,736)	30,412	766	(6,815)
Net change in unrealized depreciation on foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	—	(1)	—	—
Net increase (decrease) in net assets resulting from operations	(37,009)	59,662	4,189	(1,767)
Distributions:[1]	(29,801)	(28,040)	(3,766)	(6,403)
Total distributions	(29,801)	(28,040)	(3,766)	(6,403)
Capital Share Transactions:
Proceeds from shares issued	25,146	26,353	12,986	46,144
Reinvestment of dividends & distributions	25,574	23,504	358	626
Cost of shares redeemed	(20,728)	(65,034)	(27,438)	(24,802)
increase (decrease) in net assets derived from capital share transactions	29,992	(15,177)	(14,094)	21,968
Net increase (decrease) in net assets	(36,818)	16,445	(13,671)	13,798
Net Assets:
Beginning of Period	428,674	412,229	318,955	305,157
End of Period[2]	$391,856	$428,674	$305,284	$318,955
Share Transactions:
Shares issued	619	628	579	2,010
Shares issued in lieu of dividends and distributions	660	563	16	27
Shares redeemed	(484)	(1,527)	(1,221)	(1,084)
Increase (Decrease) in net assets derived from share transactions	795	(336)	(626)	953

Amounts designated as “—” are $0 or have been rounded to $0.

1	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 9).
2	Includes undistributed net investment income of $1,072 and $22 on June 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2018	25

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS) (Concluded)

For the period ended December 31, 2018 (Unaudited) and the year ended June 30, 2018

	Balanced Growth Fund		Balanced Income Fund
	07/01/18 to 12/31/18	07/01/17 to 06/30/18	07/01/18 to 12/31/18	07/01/17 to 06/30/18
Operations:
Net investment income	$2,743	$3,576	$765	$1,169
Net realized gain from investments, affiliated investments, written and purchased options and futures contracts	545	2,984	403	878
Capital gain distributions received from affiliated investments	10,539	9,743	1,618	1,540
Net change in unrealized appreciation (depreciation) on investments, affiliated investments, written and purchased options and futures contracts	(27,221)	7,325	(4,458)	(25)
Net increase (decrease) in net assets resulting from operations	(13,394)	23,628	(1,672)	3,562
Distributions:[1]	(16,452)	(4,706)	(3,784)	(1,697)
Total distributions	(16,452)	(4,706)	(3,784)	(1,697)
Capital Share Transactions:
Proceeds from shares issued	9,869	17,404	798	6,327
Reinvestment of dividends & distributions	15,043	4,118	3,255	1,322
Cost of shares redeemed	(13,893)	(35,970)	(3,734)	(11,285)
increase (decrease) in net assets derived from capital share transactions	11,019	(14,448)	319	(3,636)
Net increase (decrease) in net assets	(18,827)	4,474	(5,137)	(1,771)
Net Assets:
Beginning of Period	290,444	285,970	77,329	79,100
End of Period[2]	$271,617	$290,444	$72,192	$77,329

Share Transactions:
Shares issued	98	172	38	300
Shares issued in lieu of dividends and distributions	157	41	162	63
Shares redeemed	(136)	(356)	(176)	(534)
Increase (Decrease) in net assets derived from share transactions	119	(143)	24	(171)

1	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 9).
2	Includes undistributed net investment income of $1,799 and $339 on June 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

26	New Covenant Funds / Semi-Annual Report / December 31, 2018

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2018 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Growth Fund
	2018@	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$43.17	$40.15	$34.23	$38.28	$43.70	$37.28
Investment Activities:
Net investment income(1)	0.26	0.46	0.27	0.27	0.22	0.23
Net realized and unrealized gains(losses) on securities (1)	(3.93)	5.34	5.91	(1.67)	2.29	8.55
Total from investment activities	(3.67)	5.80	6.18	(1.40)	2.51	8.78
Dividends and Distributions from:
Net investment income	(0.38)	(0.39)	(0.26)	(0.21)	(0.22)	(0.24)
Net realized gains	(2.59)	(2.39)	–	(2.44)	(7.71)	(2.12)
Total dividends and distributions	(2.97)	(2.78)	(0.26)	(2.65)	(7.93)	(2.36)
Net Asset Value, End of Period	$36.53	$43.17	$40.15	$34.23	$38.28	$43.70
Total Return†	(8.89)%	14.74%	18.12%	(3.68)%	6.41%	24.18%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$391,856	$428,674	$412,229	$394,943	$416,158	$424,852
Ratio of net expenses to average net assets	0.87%	0.87%	0.95%	1.02%	1.02%	1.02%
Ratio of expenses to average net assets, excluding waivers	1.13%	1.12%	1.13%	1.14%	1.12%	1.15%
Ratio of net investment income to average net assets	1.21%	1.08%	0.73%	0.76%	0.54%	0.55%
Portfolio turnover rate	9%	24%	50%	103%	107%	86%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2018. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements

New Covenant Funds / Semi-Annual Report / December 31, 2018	27

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2018 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Income Fund
	2018@	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.62	$23.21	$23.58	$23.09	$23.13	$22.77
Investment Activities:
Net investment income(1)	0.25	0.45	0.37	0.40	0.35	0.34
Net realized and unrealized gains(losses) on securities (1)	0.06	(0.57)	(0.31)	0.51	(0.01)	0.41
Total from investment activities	0.31	(0.12)	0.06	0.91	0.34	0.75
Dividends and Distributions from:
Net investment income	(0.27)	(0.47)	(0.43)	(0.42)	(0.38)	(0.39)
Total dividends and distributions	(0.27)	(0.47)	(0.43)	(0.42)	(0.38)	(0.39)
Net Asset Value, End of Period	$22.66	$22.62	$23.21	$23.58	$23.09	$23.13
Total Return†	1.38%	(0.54)%	0.27%	4.00%	1.46%	3.31%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$305,284	$318,955	$305,157	$297,165	$304,295	$309,039
Ratio of net expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers	0.95%	0.95%	0.95%	0.98%	0.95%	0.98%
Ratio of net investment income to average net assets	2.21%	1.95%	1.58%	1.71%	1.50%	1.50%
Portfolio turnover rate	98%	210%	140%	202%	115%	168%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2018. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

28	New Covenant Funds / Semi-Annual Report / December 31, 2018

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2018 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Growth Fund
	2018@	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$102.94	$96.48	$90.32	$101.71	$101.92	$89.69
Investment Activities:
Net investment income(1)	0.97	1.23	0.94	0.88	0.85	1.43
Net realized and unrealized gains(losses) on securities (1)	(5.67)	6.86	8.44	(1.63)	3.71	12.23
Total from investment activities	(4.70)	8.09	9.38	(0.75)	4.56	13.66
Dividends and Distributions from:
Net investment income	(1.42)	(0.90)	(0.94)	(1.72)	(2.86)	(1.43)
Net realized gains	(4.45)	(0.73)	(2.28)	(8.92)	(1.91)	–
Total dividends and distributions	(5.87)	(1.63)	(3.22)	(10.64)	(4.77)	(1.43)
Net Asset Value, End of Period	$92.37	$102.94	$96.48	$90.32	$101.71	$101.92
Total Return†	(4.74)%	8.45%	10.59%	(0.5)%	4.54%	15.30%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$271,617	$290,444	$285,970	$284,430	$297,560	$305,924
Ratio of net expenses to average net assets	0.13%	0.13%	0.14%	0.14%	0.14%	0.14%
Ratio of expenses to average net assets, excluding waivers	0.21%	0.21%	0.23%	0.27%	0.26%	0.27%
Ratio of net investment income to average net assets	1.88%	1.22%	1.01%	0.94%	0.83%	1.48%
Portfolio turnover rate	10%	11%	4%	14%	13%	6%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2018. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2018	29

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2018 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Income Fund
	2018@	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.23	$20.74	$20.06	$21.20	$21.55	$19.95
Investment Activities:
Net investment income(1)	0.21	0.31	0.25	0.24	0.22	0.30
Net realized and unrealized gains(losses) on securities (1)	(0.68)	0.63	0.95	0.02	0.46	1.68
Total from investment activities	(0.47)	0.94	1.20	0.26	0.68	1.98
Dividends and Distributions from:
Net investment income	(0.32)	(0.29)	(0.25)	(0.31)	(0.47)	(0.30)
Net realized gains	(0.75)	(0.16)	(0.27)	(1.09)	(0.56)	(0.08)
Total dividends and distributions	(1.07)	(0.45)	(0.52)	(1.40)	(1.03)	(0.38)
Net Asset Value, End of Period	$19.69	$21.23	$20.74	$20.06	$21.20	$21.55
Total Return†	(2.29)%	4.57%	6.11%	1.41%	3.22%	10.01%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$72,192	$77,329	$79,100	$77,945	$80,203	$85,622
Ratio of net expenses to average net assets	0.15%	0.15%	0.19%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets, excluding waivers	0.21%	0.21%	0.23%	0.27%	0.25%	0.26%
Ratio of net investment income to average net assets	2.01%	1.48%	1.25%	1.19%	1.04%	1.44%
Portfolio turnover rate	5%	10%	5%	17%	15%	9%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2018. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

30	New Covenant Funds / Semi-Annual Report / December 31, 2018

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2018

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event

New Covenant Funds / Semi-Annual Report / December 31, 2018	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The Growth Fund holds international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

Futures cleared through a central clearing house (“centrally cleared futures”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures is provided by an independent source. On days when there is excessive volume, market volatility or the future does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures position.

The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with the established NAV of each fund.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

32	New Covenant Funds / Semi-Annual Report / December 31, 2018

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the Period ended December 31, 2018, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

New Covenant Funds / Semi-Annual Report / December 31, 2018	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2018, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, for- wards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These

34	New Covenant Funds / Semi-Annual Report / December 31, 2018

transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. As of December 31, 2018, the Funds did not own any illiquid securities.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitations are 0.13% and 0.15% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated by the adviser at any time.

The Administrator is entitled to a fee, which is calculated based on the aggregate daily net assets of the Trust and paid monthly by each Fund as follows:

	First $2.5 Billion	Next $500 Million	Over $3 Billion

Growth Fund	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion

Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with SEI Investments Management Corporation (the “Adviser”). Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.62% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses,

New Covenant Funds / Semi-Annual Report / December 31, 2018	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitation is 0.87% and 0.80% for the Growth Fund and Income Fund, respectively.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub- adviser is responsible for making investment decisions.

The following are the sub-advisers for the Growth Fund: Brandywine Global Investment Management, LLC, Coho Partners, Ltd., Fred Alger Management, Inc. and Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research & Management, Western Asset Management Company and Western Asset Management Company Limited.

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”). In consideration of the services and facilities to be provided by the Distributor or any service provider, each of the Growth Fund and the Income Fund (if such Fund has issued Shares) will pay to the Distributor a fee, as agreed from time to time, at an annual rate of up to 0.10% (ten basis points) of the average daily net asset value of the Growth Fund and the Income Fund, respectively, which fee will be computed daily and paid monthly.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/ or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser,

36	New Covenant Funds / Semi-Annual Report / December 31, 2018

sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the year ended December 31, 2018, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary of the variation margin of exchange-traded financial derivative instruments of the Funds as of December 31, 2018 ($ Thousands):

	Financial Derivative Asset	Financial Derivative Liability
	Variation Margin Asset	Variation Margin Liability
Fund	Futures	Futures
Growth Fund	$120	$—
Income Fund	153	147

Cash with a total market value of $738 ($ Thousands) and $398 ($ Thousands) has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2018.

New Covenant Funds / Semi-Annual Report / December 31, 2018	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2018

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the year ended December 31, 2018, were as follows:

Fund	Purchases (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Sales (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Purchases of U.S. Government Securities ($ Thousands)	Sales of U.S. Government Securities ($ Thousands)
Growth Fund	$ 38,419	$ 45,571	$ —	$ —
Income Fund	13,252	20,155	297,594	301,072
Balanced Growth Fund	35,196	27,485	—	—
Balanced Income Fund	3,902	4,849	—	—

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Taxable Deductions ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2018	$ 5,007	$ 23,033	$ 28,040	$ 28,040
	2017	2,811	—	2,811	2,811
Income Fund	2018	6,403	—	6,403	6,403
	2017	5,601	—	5,601	5,601
Balanced Growth Fund	2018	2,619	2,087	4,706	4,706
	2017	2,992	6,915	9,907	9,907
Balanced Income Fund	2018	1,114	583	1,697	1,697
	2017	1,036	967	2,003	2,003

As of June 30, 2018, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
New Covenant Growth Fund	$1,498	$20,398	$—	$—	$102,068	$—	$123,964
New Covenant Income Fund	634	—	(898)	(2,070)	(4,870)	(685)	(7,889)
New Covenant Balanced Growth Fund	2,249	10,962	—	—	55,141	—	68,352
New Covenant Balanced Income Fund	430	1,990	—	—	9,873	—	12,293

Post October losses represent losses realized on investment transactions from November 1, 2017 through June 30, 2018 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2018 through June 30, 2018 and specified losses realized on investment transactions from November 1,

38	New Covenant Funds / Semi-Annual Report / December 31, 2018

2016 through June 30, 2018, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forwards for a maximum period of eight years and applied against future net realized gains. At June 30, 2018, the breakdown of capital loss carryforwards was as follow:

	Expires 2018 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands) June 30, 2018
Income Fund	$ 51,027	$ 0

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)
Income Fund	$ 0	$ 898	$ 898

*This	table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of securities owned at June 30, 2018, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, MLP basis adjustments and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2018 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$327,643	$86,030	$(27,790)	$ 58,240
Income Fund	335,784	1,386	(5,215)	(3,829)
Balanced Growth Fund	232,085	40,452	(1,166)	39,286
Balanced Income Fund	64,460	8,533	(879)	7,654

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the con- tract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating

New Covenant Funds / Semi-Annual Report / December 31, 2018	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

December 31, 2018

agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Growth Fund concentrates its investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities;” however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower- rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

7. CONCENTRATION OF SHAREHOLDERS

On December 31, 2018, the number of shareholders below held the following percentage of the outstanding shares of the Funds. These shareholders are affiliated with the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Fund	1	41.59%
Income Fund	2	49.44%
Balanced Growth Fund	1	1.0%
Balanced Income Fund	1	0.9%

40	New Covenant Funds / Semi-Annual Report / December 31, 2018

8. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets.

	Net Investment Income	Net Realized Gains	Total
Growth Fund	3,990	24,050	28,040
Income Fund	6,403	-	6,403
Balanced Growth Fund	2,619	2,087	4,706
Balanced Income Fund	1,097	600	1,697

9. ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2018

New Covenant Funds / Semi-Annual Report / December 31, 2018	41

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

December 31, 2018

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2018 to December 31, 2018).

The table on this page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/18	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$911.10	0.87%	$4.19
Hypothetical 5% Return	$1,000.00	$1,020.80	0.87%	$4.43
Income Fund
Actual Fund Return	$1,000.00	$1,013.80	0.80%	$4.06
Hypothetical 5% Return	$1,000.00	$1,021.20	0.80%	$4.08
Balanced Growth Fund
Actual Fund Return	$1,000.00	$952.60	0.13%	$0.64
Hypothetical 5% Return	$1,000.00	$1,024.60	0.13%	$0.66
Balanced Income Fund
Actual Fund Return	$1,000.00	$977.10	0.15%	$0.75
Hypothetical 5% Return	$1,000.00	$1,024.40	0.15%	$0.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
†	Excludes expenses of the underlying affiliated investment companies.

42	New Covenant Funds / Semi-Annual Report / December 31, 2018

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Sub-Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve a sub- advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Sub-Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Sub-Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of the Sub-Advisers’ investment management and other services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the level of the Sub-Advisers’ profitability from their Fund-related operations; (vii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (viii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (ix) the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

At the September 10–12, 2018 and December 4–5, 2018 meetings of the Board, the Trustees, including a majority of the Independent Trustees, initially approved certain Sub-Advisory Agreements, or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed the Sub-Advisory Agreement. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience,

New Covenant Funds / Semi-Annual Report / December 31, 2018	43

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (Concluded)

track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Sub-Advisory Agreements.

Performance. In determining whether to renew the Sub-Advisory Agreements, the Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio, noting that they receive reports that permit them to evaluate each Fund’s fees at board meetings throughout the year. Based on the materials considered and discussion at the meetings, the Trustees further determined that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC and the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

44	New Covenant Funds / Semi-Annual Report / December 31, 2018

New Covenant Funds / Semi-Annual Report / December 31, 2018

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained

herein are submitted for the general information of the

shareholders of the Trust and must be preceded or

accompanied by a current prospectus. Shares of the

Funds are not deposits or obligations of, or guaranteed

or endorsed by, any bank. The shares are not federally

insured by the Federal Deposit Insurance Corporation

(FDIC), the Federal Reserve Board, or any other

government agency. Investment in the shares involves

risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

NCF-F-004 (12/18)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Investments

(a) The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 8, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: March 8, 2019